Lease agreements - Lease liabilities - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lease agreements
Lease liabilities - in the opening balance	€ 8,410	€ 8,065	€ 7,371
Increase with counterpart in right of use	1,289	1,915	2,158
Changes in the scope of consolidation	30	1	34
Decrease in lease liabilities following rental payments	(1,645)	(1,514)	(1,624)
Changes in the assessments	493	(43)	74
Translation adjustment	1	(29)	47
Reclassifications and other items	(10)	16	4
Lease liabilities - in the closing balance	€ 8,568	€ 8,410	€ 8,065